Fixed Assets and Equipment on Lease (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense for fixed assets and leased equipment	$ 4,816	$ 349	$ 5,531	$ 2,990
Depreciation for right-of-use assets	$ 27,525	$ 15,622	$ 68,218	$ 39,671